Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.65962%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,251,699.21

Principal:
Principal Collections	$29,181,856.14
Prepayments in Full	$14,813,567.28
Liquidation Proceeds	$589,988.16
Recoveries	$19,933.23
Sub Total	$44,605,344.81
Collections	$49,857,044.02

Purchase Amounts:
Purchase Amounts Related to Principal	$49,371.81
Purchase Amounts Related to Interest	$289.55
Sub Total	$49,661.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,906,705.38

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,906,705.38
Servicing Fee	$1,089,783.92	$1,089,783.92	$0.00	$0.00	$48,816,921.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,816,921.46
Interest - Class A-2a Notes	$1,443,212.00	$1,443,212.00	$0.00	$0.00	$47,373,709.46
Interest - Class A-2b Notes	$464,056.84	$464,056.84	$0.00	$0.00	$46,909,652.62
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$44,862,812.62
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$44,457,392.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,457,392.62
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$44,264,754.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,264,754.62
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,264,754.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,264,754.62
Regular Principal Payment	$53,011,824.59	$44,264,754.62	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,906,705.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,264,754.62
Total					$44,264,754.62

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$33,879,817.82	$83.08	$1,443,212.00	$3.54	$35,323,029.82	$86.62
Class A-2b Notes	$10,384,936.80	$83.08	$464,056.84	$3.71	$10,848,993.64	$86.79
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,264,754.62	$28.03	$4,552,166.84	$2.88	$48,816,921.46	$30.91

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$377,310,325.57	0.9252338	$343,430,507.75	0.8421543
Class A-2b Notes	$115,654,219.46	0.9252338	$105,269,282.66	0.8421543
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,209,104,545.03	0.7657698	$1,164,839,790.41	0.7377353

Pool Information
Weighted Average APR	4.833%	4.836%
Weighted Average Remaining Term	50.75	49.96
Number of Receivables Outstanding	36,751	36,060
Pool Balance	$1,307,740,700.74	$1,262,088,879.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,230,269,385.41	$1,187,671,669.00
Pool Factor	0.7768591	0.7497398

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$74,417,210.46
Targeted Overcollateralization Amount	$105,996,159.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,249,089.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$1,017,037.89
(Recoveries)		11	$19,933.23
Net Loss for Current Collection Period			$997,104.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9150%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2579%
Second Prior Collection Period			0.4165%
Prior Collection Period			0.4736%
Current Collection Period			0.9312%
Four Month Average (Current and Prior Three Collection Periods)			0.5198%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		563	$3,487,776.55
(Cumulative Recoveries)			$68,307.14
Cumulative Net Loss for All Collection Periods			$3,419,469.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2031%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,194.98
Average Net Loss for Receivables that have experienced a Realized Loss			$6,073.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	217	$9,447,022.07
61-90 Days Delinquent	0.11%	32	$1,365,663.03
91-120 Days Delinquent	0.02%	6	$257,065.81
Over 120 Days Delinquent	0.03%	9	$411,628.39
Total Delinquent Receivables	0.91%	264	$11,481,379.30

Repossession Inventory:
Repossessed in the Current Collection Period		14	$607,230.37
Total Repossessed Inventory		32	$1,545,263.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1098%
Prior Collection Period			0.1388%
Current Collection Period			0.1303%
Three Month Average			0.1263%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1612%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	103	$4,726,709.74
2 Months Extended	148	$6,445,991.31
3+ Months Extended	27	$1,081,407.11

Total Receivables Extended	278	$12,254,108.16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer